FEDERAL HOME LOAN BANK ADVANCES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Advances from Federal Home Loan Banks [Abstract]
2015	$ 1,500,000
2016	987,745
Total	$ 2,487,745	$ 13,980,005